Average Annual Total Returns - BlackRock Bond Income Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
Class A
Average Annual Return:
1 Year	8.60%
5 Years	4.99%
10 Years	4.57%
Class B
Average Annual Return:
1 Year	8.34%
5 Years	4.73%
10 Years	4.31%
Class E
Average Annual Return:
1 Year	8.44%
5 Years	4.84%
10 Years	4.41%